Document And Entity Information	Apr. 25, 2023
Document Information [Line Items]
Entity, Registrant Name	QUOTIENT LIMITED
Document, Type	8-K
Document, Period End Date	Apr. 25, 2023
Entity, Incorporation, State or Country Code	Y9
Entity, File Number	001-36415
Entity, Address, Address Line One	Business Park Terre Bonne
Entity, Address, Address Line Two	Route de Crassier 13
Entity, Address, Postal Zip Code	1262
Entity, Address, City or Town	Eysins
Entity, Address, Country	CH
City Area Code	011-41-22
Local Phone Number	716-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001596946